Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000161514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Community Development Fund, Class A Shares
Without Sales Load [Member] | C000161514
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.53%	0.83%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	1.25%	(0.33%)	1.10%
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index(TR)(USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index(TR)(USD)
Average Annual Return, Percent	1.46%	(0.59%)	0.73%